Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
November 30, 2022
TBDK6-NPRT1-0123
1.9884013.105
Nonconvertible Bonds - 27.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.55% 12/1/33	339,000	266,322
3.8% 12/1/57	4,105,000	2,980,099
4.3% 2/15/30	559,000	531,104
5.15% 11/15/46	1,000,000	923,250
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,007,041
2.55% 3/21/31	1,065,000	887,880
3% 3/22/27	263,000	246,638
4.862% 8/21/46	1,250,000	1,141,166
5.012% 4/15/49	16,000	14,903
		7,998,403
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,925,695
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,526,000	1,337,562
4.908% 7/23/25	945,000	930,156
5.25% 4/1/53	2,499,000	2,007,978
5.375% 5/1/47	2,000,000	1,654,574
5.5% 4/1/63	2,499,000	2,002,290
5.75% 4/1/48	861,000	740,712
Comcast Corp. 6.45% 3/15/37	365,000	407,532
Discovery Communications LLC:
3.625% 5/15/30	708,000	596,460
4.65% 5/15/50	1,913,000	1,381,057
Fox Corp.:
4.03% 1/25/24	216,000	213,118
4.709% 1/25/29	312,000	301,519
5.476% 1/25/39	308,000	283,631
Magallanes, Inc.:
3.428% 3/15/24 (b)	909,000	882,600
3.638% 3/15/25 (b)	498,000	475,511
3.755% 3/15/27 (b)	973,000	886,678
4.054% 3/15/29 (b)	337,000	295,121
4.279% 3/15/32 (b)	3,816,000	3,239,781
5.05% 3/15/42 (b)	738,000	590,805
5.141% 3/15/52 (b)	1,091,000	845,373
Time Warner Cable LLC:
6.75% 6/15/39	545,000	529,665
7.3% 7/1/38	2,420,000	2,474,677
		22,076,800
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,364,558
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,051,000	980,722
3.8% 3/15/32 (b)	917,000	811,812
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,184,072
3.875% 4/15/30	2,100,000	1,928,714
4.375% 4/15/40	269,000	233,976
4.5% 4/15/50	528,000	445,992
		6,949,846
TOTAL COMMUNICATION SERVICES		38,950,744
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,017,000	1,007,576
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	337,666
3.6% 7/1/30	419,000	391,682
		729,348
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	890,000	851,593
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	156,000	140,479
AutoZone, Inc.:
3.625% 4/15/25	239,000	232,426
4% 4/15/30	1,110,000	1,037,976
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	141,396
3.75% 4/1/32	459,000	418,108
4.25% 4/1/52	1,870,000	1,526,398
4.45% 4/1/62	2,116,000	1,710,407
4.5% 4/15/30	798,000	776,417
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	233,105
		6,216,712
TOTAL CONSUMER DISCRETIONARY		8,805,229
CONSUMER STAPLES - 2.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,046,602
4.9% 2/1/46	4,500,000	4,209,675
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	831,161
4.35% 6/1/40	720,000	649,937
4.5% 6/1/50	1,000,000	904,115
4.75% 4/15/58	613,000	560,245
5.45% 1/23/39	800,000	817,897
5.55% 1/23/49	1,824,000	1,867,460
5.8% 1/23/59 (Reg. S)	1,933,000	2,048,845
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,651,530
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,237,992
3.45% 3/25/30	713,000	664,002
		18,489,461
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	492,506
6.6% 4/1/50	710,000	792,075
		1,284,581
Food Products - 0.3%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,945,000	1,695,301
3% 5/15/32 (b)	1,955,000	1,532,241
3.625% 1/15/32 (b)	353,000	291,225
5.125% 2/1/28 (b)	735,000	700,883
5.5% 1/15/30 (b)	342,000	328,033
5.75% 4/1/33 (b)	1,515,000	1,467,626
		6,015,309
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,035,944
4.25% 8/9/42	932,000	694,921
4.5% 5/2/43	632,000	476,879
4.8% 2/14/29	173,000	166,057
5.375% 1/31/44	1,137,000	990,603
5.95% 2/14/49	600,000	532,905
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,207,142
4.906% 4/2/30	1,500,000	1,384,886
5.282% 4/2/50	1,500,000	1,194,240
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,492,907
6.125% 7/27/27 (b)	764,000	764,171
Reynolds American, Inc. 7.25% 6/15/37	75,000	77,076
		10,017,731
TOTAL CONSUMER STAPLES		35,807,082
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,040,074
3.85% 6/1/27	2,700,000	2,559,423
3.9% 2/1/25	525,000	513,791
5.85% 2/1/35	525,000	512,898
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	151,302
5.4% 6/15/47	244,000	225,384
6.75% 11/15/39	200,000	210,421
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	24,621
5.8% 6/1/45	10,000	9,899
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	517,296
5.85% 5/21/43 (b)(c)	2,820,000	2,758,812
Enbridge, Inc. 4.25% 12/1/26	525,000	509,025
Energy Transfer LP:
3.75% 5/15/30	481,000	426,352
4.2% 9/15/23	145,000	143,941
4.25% 3/15/23	195,000	194,379
4.5% 4/15/24	215,000	212,301
4.95% 6/15/28	494,000	477,864
5% 5/15/50	2,089,000	1,721,649
5.25% 4/15/29	350,000	340,491
5.4% 10/1/47	1,023,000	882,212
5.8% 6/15/38	275,000	254,992
6% 6/15/48	1,279,000	1,174,738
6.125% 12/15/45	100,000	94,710
6.25% 4/15/49	241,000	227,907
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,964,593
Hess Corp.:
4.3% 4/1/27	1,146,000	1,101,552
5.6% 2/15/41	549,000	529,093
5.8% 4/1/47	874,000	848,983
7.125% 3/15/33	201,000	219,819
7.3% 8/15/31	2,102,000	2,310,063
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	360,696
6.55% 9/15/40	1,365,000	1,378,177
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	387,288
MPLX LP:
4.5% 7/15/23	274,000	272,349
4.8% 2/15/29	175,000	168,426
4.875% 12/1/24	272,000	269,653
4.95% 9/1/32	1,463,000	1,384,775
5.5% 2/15/49	525,000	471,675
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	831,000
6.2% 3/15/40	700,000	684,229
6.45% 9/15/36	600,000	601,500
6.6% 3/15/46	807,000	823,140
7.5% 5/1/31	927,000	1,005,795
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,733,276
6.625% 8/15/37	350,000	361,640
7.375% 11/1/31	435,000	471,422
8.125% 9/15/30	1,083,000	1,203,820
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,624,778
6.35% 2/12/48	3,548,000	2,146,540
6.49% 1/23/27	570,000	515,736
6.5% 3/13/27	20,000	18,032
6.75% 9/21/47	5,720,000	3,639,350
6.84% 1/23/30	6,742,000	5,535,182
6.95% 1/28/60	989,000	623,367
7.69% 1/23/50	2,090,000	1,422,663
Phillips 66 Co.:
3.7% 4/6/23	97,000	96,764
3.85% 4/9/25	125,000	122,234
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,154,229
3.6% 11/1/24	266,000	256,596
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,532,591
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,528,250
4.3% 3/4/24	2,000,000	1,976,439
4.55% 6/24/24	70,000	69,276
4.65% 8/15/32	1,526,000	1,445,488
5.3% 8/15/52	346,000	317,821
5.75% 6/24/44	35,000	34,083
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	181,825
Western Gas Partners LP:
3.95% 6/1/25	174,000	166,605
4.5% 3/1/28	200,000	185,500
4.65% 7/1/26	138,000	134,210
4.75% 8/15/28	168,000	155,400
		68,450,405
FINANCIALS - 13.7%
Banks - 5.7%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,473,026
3.5% 4/19/26	2,630,000	2,521,727
3.705% 4/24/28 (c)	528,000	491,834
4.376% 4/27/28 (c)	10,000,000	9,601,338
4.45% 3/3/26	245,000	240,971
5.015% 7/22/33 (c)	9,817,000	9,477,515
Barclays PLC:
2.852% 5/7/26 (c)	1,652,000	1,523,168
4.375% 1/12/26	900,000	865,582
5.088% 6/20/30 (c)	1,421,000	1,279,906
5.2% 5/12/26	1,318,000	1,277,919
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,395,921
Citigroup, Inc.:
3.352% 4/24/25 (c)	953,000	921,575
4.3% 11/20/26	6,314,000	6,159,338
4.4% 6/10/25	2,266,000	2,228,551
4.412% 3/31/31 (c)	2,221,000	2,064,435
4.45% 9/29/27	4,372,000	4,210,851
4.91% 5/24/33 (c)	624,000	594,119
5.5% 9/13/25	566,000	574,437
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	424,625
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)	270,000	266,477
6.125% 3/9/28	210,000	215,410
HSBC Holdings PLC 4.95% 3/31/30	298,000	285,597
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	178,491
5.017% 6/26/24 (b)	200,000	192,577
5.71% 1/15/26 (b)	3,773,000	3,645,274
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	733,821
3.797% 7/23/24 (c)	35,000	34,630
3.882% 7/24/38 (c)	1,000,000	840,568
4.323% 4/26/28 (c)	5,000,000	4,791,931
4.452% 12/5/29 (c)	5,500,000	5,227,589
4.493% 3/24/31 (c)	3,000,000	2,844,345
4.586% 4/26/33 (c)	2,682,000	2,519,319
4.912% 7/25/33 (c)	6,834,000	6,590,126
5.717% 9/14/33 (c)	2,700,000	2,671,015
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	841,906
5.125% 5/28/24	1,000,000	987,969
NatWest Markets PLC 2.375% 5/21/23 (b)	1,767,000	1,737,344
Rabobank Nederland 4.375% 8/4/25	500,000	485,897
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,467,291
1.488% 12/14/26 (b)(c)	1,953,000	1,688,902
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,355,608
5.625% 8/23/27	1,253,000	1,213,029
Wells Fargo & Co.:
2.406% 10/30/25 (c)	927,000	873,621
3.526% 3/24/28 (c)	2,047,000	1,901,450
4.478% 4/4/31 (c)	3,026,000	2,860,080
4.897% 7/25/33 (c)	4,711,000	4,539,348
5.013% 4/4/51 (c)	2,880,000	2,705,198
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	634,743
		103,656,394
Capital Markets - 3.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	385,702
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,393,601
4.2% 6/10/24	1,716,000	1,663,514
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	2,086,000	1,847,964
3.75% 3/26/25	1,200,000	1,063,715
3.8% 6/9/23	1,250,000	1,196,824
3.869% 1/12/29 (b)(c)	1,570,000	1,254,008
4.194% 4/1/31 (b)(c)	2,010,000	1,523,803
4.207% 6/12/24 (b)(c)	500,000	485,170
4.55% 4/17/26	388,000	337,208
6.537% 8/12/33 (b)(c)	5,000,000	4,380,216
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,606,869
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,049,349
5.882% 7/8/31 (c)	5,000,000	4,310,665
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	1,922,000	1,518,162
3.102% 2/24/33 (c)	1,472,000	1,222,516
3.2% 2/23/23	3,000,000	2,989,200
3.691% 6/5/28 (c)	4,660,000	4,358,201
3.75% 5/22/25	525,000	510,018
3.8% 3/15/30	3,630,000	3,299,335
3.814% 4/23/29 (c)	1,025,000	943,088
4.017% 10/31/38 (c)	1,000,000	843,313
4.223% 5/1/29 (c)	2,500,000	2,348,651
6.75% 10/1/37	278,000	297,943
Moody's Corp.:
3.25% 1/15/28	10,000	9,240
3.75% 3/24/25	1,044,000	1,017,313
4.875% 2/15/24	9,000	8,979
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,458,445
3.622% 4/1/31 (c)	2,099,000	1,870,541
3.737% 4/24/24 (c)	2,500,000	2,482,736
4.431% 1/23/30 (c)	2,242,000	2,120,379
4.889% 7/20/33 (c)	4,447,000	4,241,987
5% 11/24/25	5,722,000	5,735,365
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,022,549
4.125% 9/24/25 (b)	500,000	485,041
		65,281,610
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,188,154
2.45% 10/29/26	868,000	763,228
2.875% 8/14/24	1,196,000	1,131,995
3% 10/29/28	909,000	768,004
3.3% 1/30/32	972,000	774,655
4.125% 7/3/23	512,000	507,399
4.45% 4/3/26	561,000	538,230
4.875% 1/16/24	843,000	831,080
6.5% 7/15/25	731,000	738,500
Ally Financial, Inc.:
1.45% 10/2/23	462,000	446,142
3.05% 6/5/23	1,940,000	1,914,039
4.75% 6/9/27	2,500,000	2,353,835
5.125% 9/30/24	465,000	461,327
5.75% 11/20/25	1,560,000	1,539,200
5.8% 5/1/25	1,072,000	1,076,425
7.1% 11/15/27	2,060,000	2,118,497
8% 11/1/31	549,000	588,948
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,505,494
2.636% 3/3/26 (c)	1,062,000	990,363
3.273% 3/1/30 (c)	1,358,000	1,162,737
3.65% 5/11/27	2,746,000	2,586,307
3.8% 1/31/28	877,000	819,405
4.927% 5/10/28 (c)	2,786,000	2,672,636
4.985% 7/24/26 (c)	1,448,000	1,435,356
5.247% 7/26/30 (c)	2,210,000	2,106,492
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,260,276
4.1% 2/9/27	284,000	266,842
4.5% 1/30/26	803,000	773,000
6.7% 11/29/32	361,000	367,246
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,060,244
5.584% 3/18/24	1,113,000	1,100,479
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,719,745
4.375% 3/19/24	1,056,000	1,037,121
5.15% 3/19/29	1,958,000	1,866,449
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,609,575
		50,079,425
Diversified Financial Services - 1.2%
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,847,736
7.05% 9/29/25 (b)	1,775,000	1,778,537
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,014,462
4.05% 7/1/30	1,055,000	922,000
4.125% 5/15/29	1,000,000	893,752
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	445,000	426,141
3.65% 4/5/27 (b)	1,551,000	1,451,823
3.85% 4/5/29 (b)	623,000	567,128
3.9% 4/5/32 (b)	741,000	653,418
4.35% 4/5/42 (b)	169,000	138,365
4.4% 4/5/52 (b)	498,000	400,277
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	71,698
Jackson Financial, Inc.:
5.17% 6/8/27	682,000	668,341
5.67% 6/8/32	861,000	817,996
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,098,881
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	957,358
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	895,789
		21,603,702
Insurance - 0.5%
AIA Group Ltd. 3.375% 4/7/30 (b)	1,502,000	1,325,973
American International Group, Inc. 2.5% 6/30/25	1,934,000	1,826,124
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	1,940,355
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	659,882
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	866,391
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	979,792
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	355,120
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	77,792
Unum Group:
3.875% 11/5/25	50,000	47,977
4% 6/15/29	852,000	772,930
		8,852,336
TOTAL FINANCIALS		249,473,467
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,404,434
2.625% 8/1/31	800,000	628,976
3.375% 2/15/30	815,000	694,228
4.25% 12/15/27	880,000	825,862
4.625% 12/15/29	1,370,000	1,273,874
Cigna Corp.:
3.05% 10/15/27	500,000	461,548
4.375% 10/15/28	884,000	861,568
4.8% 8/15/38	550,000	518,919
CVS Health Corp.:
3% 8/15/26	125,000	117,503
3.625% 4/1/27	375,000	359,640
4.78% 3/25/38	2,092,000	1,933,407
HCA Holdings, Inc.:
3.5% 9/1/30	709,000	609,364
3.625% 3/15/32 (b)	195,000	166,695
5.625% 9/1/28	1,054,000	1,050,685
5.875% 2/1/29	981,000	987,644
Humana, Inc. 3.7% 3/23/29	585,000	538,710
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,477,936
Toledo Hospital 5.325% 11/15/28	319,000	248,023
		14,159,016
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,111,955
Elanco Animal Health, Inc.:
5.772% 8/28/23	459,000	457,131
6.4% 8/28/28 (c)	194,000	179,165
Mylan NV 4.55% 4/15/28	450,000	423,780
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,283,941
Viatris, Inc.:
1.65% 6/22/25	197,000	178,333
2.7% 6/22/30	1,003,000	800,041
3.85% 6/22/40	437,000	301,022
		6,735,368
TOTAL HEALTH CARE		20,894,384
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,013,835
The Boeing Co.:
5.04% 5/1/27	723,000	715,985
5.15% 5/1/30	723,000	705,381
5.705% 5/1/40	720,000	686,066
5.805% 5/1/50	700,000	660,418
5.93% 5/1/60	720,000	668,262
		4,449,947
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	259,000	257,793
3.375% 7/1/25	1,294,000	1,221,121
3.875% 7/3/23	877,000	868,080
4.25% 2/1/24	977,000	959,689
		3,306,683
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	361,891
4.25% 4/15/26 (b)	290,000	263,120
4.375% 5/1/26 (b)	880,000	799,929
5.25% 5/15/24 (b)	730,000	712,138
		2,137,078
TOTAL INDUSTRIALS		9,893,708
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	214,000	214,125
5.85% 7/15/25	263,000	267,133
6.02% 6/15/26	258,000	263,484
6.1% 7/15/27	483,000	496,258
6.2% 7/15/30	418,000	429,840
		1,670,840
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	296,667
2.45% 2/15/31 (b)	3,421,000	2,699,047
2.6% 2/15/33 (b)	3,032,000	2,291,012
3.5% 2/15/41 (b)	2,410,000	1,743,243
3.75% 2/15/51 (b)	1,131,000	798,156
		7,828,125
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,113,907
2.3% 3/25/28	1,961,000	1,699,114
2.8% 4/1/27	1,423,000	1,298,507
2.875% 3/25/31	2,460,000	2,057,638
		6,169,166
TOTAL INFORMATION TECHNOLOGY		15,668,131
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	1,206,000	1,209,777
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	833,811
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	118,926
3.625% 4/15/32	681,000	577,009
Boston Properties, Inc.:
3.25% 1/30/31	792,000	662,017
4.5% 12/1/28	605,000	563,391
6.75% 12/1/27	1,120,000	1,171,249
Corporate Office Properties LP:
2.25% 3/15/26	348,000	305,646
2.75% 4/15/31	235,000	177,561
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	218,203
3.5% 8/1/26	270,000	252,763
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	106,774
3.5% 7/15/29	129,000	115,709
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,282,712
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	899,463
Kite Realty Group Trust 4.75% 9/15/30	79,000	70,126
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	309,671
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,242,000	910,685
3.375% 2/1/31	701,000	547,911
3.625% 10/1/29	1,155,000	956,988
4.375% 8/1/23	343,000	338,516
4.75% 1/15/28	3,349,000	3,091,297
4.95% 4/1/24	2,400,000	2,366,580
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	212,160
Realty Income Corp.:
2.2% 6/15/28	172,000	147,511
2.85% 12/15/32	211,000	173,129
3.25% 1/15/31	213,000	186,060
3.4% 1/15/28	320,000	295,968
Simon Property Group LP 2.45% 9/13/29	333,000	279,956
Store Capital Corp.:
2.75% 11/18/30	424,000	330,637
4.625% 3/15/29	315,000	288,469
Sun Communities Operating LP:
2.3% 11/1/28	341,000	280,532
2.7% 7/15/31	880,000	684,690
Ventas Realty LP:
3% 1/15/30	1,531,000	1,300,603
3.5% 2/1/25	1,265,000	1,213,710
4% 3/1/28	218,000	203,257
4.75% 11/15/30	2,100,000	1,980,395
VICI Properties LP:
4.375% 5/15/25	176,000	169,384
4.75% 2/15/28	1,390,000	1,310,297
4.95% 2/15/30	2,092,000	1,977,679
5.125% 5/15/32	485,000	454,935
Vornado Realty LP 2.15% 6/1/26	374,000	316,103
WP Carey, Inc.:
3.85% 7/15/29	246,000	220,824
4% 2/1/25	489,000	475,645
4.6% 4/1/24	1,250,000	1,242,452
		29,621,404
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	556,869
3.95% 11/15/27	421,000	368,490
4.1% 10/1/24	995,000	957,558
4.55% 10/1/29	260,000	229,736
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	840,592
Tanger Properties LP:
2.75% 9/1/31	897,000	641,545
3.125% 9/1/26	2,775,000	2,504,793
		6,099,583
TOTAL REAL ESTATE		35,720,987
UTILITIES - 1.2%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,259,340
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,855,020
3.743% 5/1/26	1,337,000	1,260,829
Duke Energy Corp. 2.45% 6/1/30	565,000	474,797
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	218,278
2.775% 1/7/32 (b)	935,000	733,318
Edison International 5.75% 6/15/27	2,985,000	3,016,585
Entergy Corp. 2.8% 6/15/30	580,000	489,885
Exelon Corp.:
2.75% 3/15/27 (b)	320,000	294,956
3.35% 3/15/32 (b)	389,000	341,771
4.05% 4/15/30	365,000	344,358
4.1% 3/15/52 (b)	288,000	235,046
FirstEnergy Corp. 7.375% 11/15/31	1,154,000	1,299,417
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	166,573
		11,990,173
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	3,530,000	3,303,817
3.95% 7/15/30 (b)	1,523,000	1,333,387
		4,637,204
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,531,449
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	149,036
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,497,505
Puget Energy, Inc.:
4.1% 6/15/30	683,000	613,613
4.224% 3/15/32	1,329,000	1,185,746
		5,977,349
TOTAL UTILITIES		22,604,726
TOTAL NONCONVERTIBLE BONDS (Cost $558,370,309)		507,478,640

U.S. Treasury Obligations - 26.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,653,070
1.75% 8/15/41	11,769,000	8,210,716
1.875% 11/15/51	34,881,000	22,938,345
2% 11/15/41	11,460,200	8,346,696
2% 8/15/51	74,158,000	50,398,484
2.25% 2/15/52	24,090,000	17,396,556
2.875% 5/15/52	20,953,600	17,417,680
3% 2/15/47	24,645,000	20,702,763
3.25% 5/15/42	10,703,600	9,614,843
U.S. Treasury Notes:
0.875% 9/30/26	50,421,700	44,916,674
1.25% 5/31/28	35,952,000	31,408,847
1.5% 1/31/27	32,740,000	29,711,550
1.75% 1/31/29	29,322,000	26,037,020
2.5% 3/31/27	40,000,000	37,773,438
2.625% 7/31/29	504,000	470,216
2.75% 4/30/27	700,000	667,844
2.75% 8/15/32	51,025,000	47,261,906
2.875% 4/30/29	5,411,700	5,128,431
2.875% 5/15/32	51,215,400	48,006,435
3.125% 8/31/29	29,510,000	28,386,084
3.875% 9/30/29	25,000,000	25,171,875
4.375% 10/31/24	1,400,000	1,399,672
TOTAL U.S. TREASURY OBLIGATIONS (Cost $576,949,172)		487,019,145

U.S. Government Agency - Mortgage Securities - 22.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	3,032	3,025
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	712	709
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (c)(d)	5,375	5,361
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	523	525
12 month U.S. LIBOR + 1.550% 3.183% 5/1/44 (c)(d)	775	780
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	1,804	1,823
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	5,663	5,662
12 month U.S. LIBOR + 1.570% 2.145% 4/1/44 (c)(d)	2,409	2,407
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (c)(d)	1,154	1,155
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(d)	830	828
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (c)(d)	5,112	5,097
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(d)	1,456	1,462
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (c)(d)	2,541	2,554
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	492	495
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(d)	7,647	7,737
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	1,253	1,263
12 month U.S. LIBOR + 1.680% 3.004% 7/1/43 (c)(d)	13,429	13,540
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (c)(d)	9,446	9,557
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (c)(d)	5,660	5,696
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(d)	2,856	2,889
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (c)(d)	4,113	4,120
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	2,167	2,189
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (c)(d)	18,906	18,999
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (c)(d)	27,395	27,578
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (c)(d)	44,393	44,811
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	4,404	4,455
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	1,216	1,223
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	16,228	16,323
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	6,854	6,955
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	3,128	3,160
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(d)	2,006	2,010
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	3,066	3,040
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(d)	9,858	9,896
12 month U.S. LIBOR + 1.890% 3.222% 8/1/35 (c)(d)	9,651	9,739
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	2,240	2,278
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (c)(d)	2,224	2,225
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (c)(d)	196	199
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(d)	562	561
6 month U.S. LIBOR + 1.550% 3.926% 9/1/33 (c)(d)	14,763	14,980
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(d)	316	318
U.S. TREASURY 1 YEAR INDEX + 2.180% 3.646% 7/1/36 (c)(d)	1,426	1,441
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	624	634
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	1,742	1,777
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (c)(d)	1,205	1,228
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (c)(d)	1,611	1,643
1.5% 1/1/36 to 11/1/41	2,611,752	2,182,612
2% 10/1/35 to 3/1/52	15,523,229	12,918,174
2.5% 5/1/31 to 2/1/52	19,086,585	16,669,089
3% 8/1/32 to 2/1/52	19,035,595	17,222,377
3.5% 5/1/36 to 3/1/52	5,574,631	5,192,066
4% 3/1/36 to 4/1/49	3,782,356	3,660,380
4.5% to 4.5% 6/1/24 to 7/1/52	2,697,812	2,670,060
5% 3/1/23 to 11/1/52	2,186,948	2,204,847
5.264% 8/1/41 (c)	32,422	32,620
5.5% 12/1/23 to 11/1/52	2,042,320	2,069,505
6% to 6% 9/1/29 to 7/1/41	325,765	339,622
6% 11/1/52	500,092	510,328
6.5% 12/1/23 to 8/1/36	242,395	253,888
6.666% 2/1/39 (c)	18,336	18,774
7% to 7% 4/1/23 to 6/1/32	6,853	7,148
7.5% 3/1/26 to 11/1/31	5,526	5,742
TOTAL FANNIE MAE		66,211,588
Freddie Mac - 2.0%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	3,849	3,795
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (c)(d)	2,823	2,799
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (c)(d)	1,643	1,633
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (c)(d)	10,474	10,400
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (c)(d)	18,937	18,956
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	4,297	4,328
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	54,563	54,760
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	1,108	1,116
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	1,181	1,190
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	4,774	4,791
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(d)	36,016	36,312
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (c)(d)	22,416	22,551
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	9,500	9,572
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	9,744	9,838
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(d)	12,355	12,483
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	3,120	3,160
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	955	957
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	41	41
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	10,513	10,639
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	1,882	1,907
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(d)	42	43
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (c)(d)	2,531	2,520
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (c)(d)	1,843	1,872
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (c)(d)	18,691	18,681
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (c)(d)	9,480	9,503
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (c)(d)	2,971	3,048
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (c)(d)	3,834	3,938
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(d)	1,681	1,730
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (c)(d)	14,179	14,281
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.068% 4/1/34 (c)(d)	4,369	4,429
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (c)(d)	4,084	4,125
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (c)(d)	7,914	8,062
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(d)	12,077	12,335
1.5% 12/1/40 to 3/1/51	1,522,838	1,196,616
2% 4/1/41 to 2/1/52	12,178,035	10,082,230
2.5% 1/1/31 to 3/1/52	9,292,546	8,092,443
3% 6/1/31 to 3/1/52	4,859,163	4,377,162
3.5% 3/1/32 to 4/1/52	5,693,707	5,367,353
4% 1/1/36 to 2/1/50	3,351,950	3,255,318
4% 4/1/48	1,156	1,117
4.5% 7/1/25 to 10/1/48	1,005,082	1,000,712
5% 8/1/33 to 12/1/52	2,382,168	2,404,235
6% 1/1/24 to 12/1/37	34,209	35,360
6.5% 1/1/32 to 9/1/39	43,506	46,081
7% 8/1/26 to 9/1/36	12,978	13,729
7.5% 1/1/27	21	21
8% 7/1/24 to 8/1/30	186	198
8.5% 8/1/27	125	130
TOTAL FREDDIE MAC		36,168,500
Ginnie Mae - 4.8%
3.5% 11/20/41 to 5/20/50	1,531,768	1,445,860
4% 8/15/39 to 6/20/49	2,721,224	2,641,256
4.5% 6/20/33 to 6/20/41	730,253	724,005
5.5% 10/15/35 to 9/15/39	21,787	22,562
7% to 7% 4/15/28 to 8/15/32	5,823	6,093
7.5% to 7.5% 4/15/23 to 1/15/31	1,527	1,579
8% 12/15/23 to 7/15/27	259	263
8.5% 8/15/29 to 7/15/30	68	71
2% 1/20/51 to 4/20/51	1,067,946	912,305
2% 12/1/52 (e)	1,350,000	1,146,295
2% 12/1/52 (e)	1,700,000	1,443,483
2% 12/1/52 (e)	3,000,000	2,547,323
2% 12/1/52 (e)	950,000	806,652
2% 12/1/52 (e)	2,850,000	2,419,957
2% 12/1/52 (e)	5,650,000	4,797,459
2% 12/1/52 (e)	3,350,000	2,844,511
2% 1/1/53 (e)	1,450,000	1,232,339
2% 1/1/53 (e)	2,850,000	2,422,183
2% 1/1/53 (e)	2,100,000	1,784,767
2% 1/1/53 (e)	1,800,000	1,529,800
2% 1/1/53 (e)	4,400,000	3,739,511
2% 1/1/53 (e)	1,450,000	1,232,339
2% 1/1/53 (e)	1,450,000	1,232,339
2.5% 7/20/51 to 12/20/51	1,764,017	1,555,603
2.5% 12/1/52 (e)	1,200,000	1,052,852
2.5% 12/1/52 (e)	1,450,000	1,272,196
2.5% 12/1/52 (e)	1,450,000	1,272,196
2.5% 12/1/52 (e)	2,900,000	2,544,392
2.5% 12/1/52 (e)	2,850,000	2,500,523
2.5% 12/1/52 (e)	5,750,000	5,044,915
2.5% 1/1/53 (e)	1,350,000	1,185,460
2.5% 1/1/53 (e)	1,450,000	1,273,272
2.5% 1/1/53 (e)	2,900,000	2,546,545
2.5% 1/1/53 (e)	950,000	834,213
2.5% 1/1/53 (e)	950,000	834,213
2.5% 1/1/53 (e)	2,850,000	2,502,639
3% 5/15/42 to 10/20/51	3,137,656	2,851,370
3% 12/1/52 (e)	1,650,000	1,488,194
3% 12/1/52 (e)	2,350,000	2,119,549
3% 12/1/52 (e)	2,500,000	2,254,839
3% 12/1/52 (e)	1,700,000	1,533,291
3% 1/1/53 (e)	3,350,000	3,023,578
3% 1/1/53 (e)	2,000,000	1,805,121
3.5% 12/1/52 (e)	2,600,000	2,412,058
3.5% 12/1/52 (e)	5,400,000	5,009,659
3.5% 1/1/53 (e)	5,100,000	4,733,736
4.5% 12/1/52 (e)	600,000	587,742
5% 9/20/33 to 4/20/48	408,314	415,366
5.47% 8/20/59 (c)(f)	169	157
6% 11/20/31 to 5/15/40	240,229	250,505
6.5% 3/20/31 to 9/15/34	747	783
TOTAL GINNIE MAE		87,837,919
Uniform Mortgage Backed Securities - 11.6%
1.5% 12/1/37 (e)	2,200,000	1,922,773
1.5% 12/1/37 (e)	1,750,000	1,529,479
1.5% 12/1/37 (e)	900,000	786,589
1.5% 12/1/37 (e)	650,000	568,092
1.5% 12/1/37 (e)	600,000	524,393
1.5% 1/1/38 (e)	900,000	787,819
1.5% 1/1/38 (e)	3,500,000	3,063,742
1.5% 12/1/52 (e)	2,300,000	1,786,643
1.5% 12/1/52 (e)	4,500,000	3,495,605
1.5% 1/1/53 (e)	4,250,000	3,283,291
2% 12/1/37 (e)	2,400,000	2,155,950
2% 12/1/37 (e)	950,000	853,397
2% 12/1/37 (e)	800,000	718,650
2% 12/1/37 (e)	3,300,000	2,964,432
2% 12/1/37 (e)	7,150,000	6,422,935
2% 1/1/38 (e)	3,000,000	2,698,336
2% 1/1/38 (e)	5,000,000	4,497,227
2% 1/1/38 (e)	1,500,000	1,349,168
2% 12/1/52 (e)	4,100,000	3,371,994
2% 12/1/52 (e)	2,050,000	1,685,997
2% 12/1/52 (e)	2,100,000	1,727,119
2% 12/1/52 (e)	1,450,000	1,192,534
2% 12/1/52 (e)	7,900,000	6,497,256
2% 12/1/52 (e)	6,400,000	5,263,600
2% 12/1/52 (e)	1,100,000	904,681
2% 12/1/52 (e)	7,750,000	6,373,891
2% 12/1/52 (e)	7,750,000	6,373,891
2% 12/1/52 (e)	3,850,000	3,166,384
2% 12/1/52 (e)	3,850,000	3,166,384
2% 12/1/52 (e)	3,850,000	3,166,384
2% 1/1/53 (e)	3,950,000	3,252,023
2% 1/1/53 (e)	7,850,000	6,462,881
2% 1/1/53 (e)	1,950,000	1,605,429
2% 1/1/53 (e)	1,950,000	1,605,429
2% 1/1/53 (e)	400,000	329,319
2% 1/1/53 (e)	1,950,000	1,605,429
2% 1/1/53 (e)	7,900,000	6,504,046
2% 1/1/53 (e)	3,950,000	3,252,023
2.5% 12/1/37 (e)	2,750,000	2,539,883
2.5% 12/1/37 (e)	450,000	415,617
2.5% 12/1/37 (e)	450,000	415,617
2.5% 12/1/37 (e)	2,750,000	2,539,883
2.5% 1/1/38 (e)	800,000	739,500
2.5% 12/1/52 (e)	4,850,000	4,144,476
2.5% 12/1/52 (e)	2,450,000	2,093,601
2.5% 12/1/52 (e)	3,200,000	2,734,500
2.5% 12/1/52 (e)	1,450,000	1,239,070
2.5% 12/1/52 (e)	1,950,000	1,666,336
2.5% 12/1/52 (e)	2,500,000	2,136,328
2.5% 12/1/52 (e)	2,300,000	1,965,422
2.5% 12/1/52 (e)	1,900,000	1,623,609
2.5% 12/1/52 (e)	8,950,000	7,648,054
2.5% 12/1/52 (e)	4,500,000	3,845,390
2.5% 1/1/53 (e)	7,000,000	5,987,461
2.5% 1/1/53 (e)	2,300,000	1,967,309
3% 12/1/37 (e)	600,000	564,656
3% 12/1/52 (e)	1,000,000	885,234
3% 12/1/52 (e)	850,000	752,449
3% 12/1/52 (e)	850,000	752,449
3% 12/1/52 (e)	4,100,000	3,629,461
3% 12/1/52 (e)	4,750,000	4,204,863
3% 12/1/52 (e)	3,450,000	3,054,059
3% 1/1/53 (e)	800,000	708,656
3% 1/1/53 (e)	1,650,000	1,461,604
3.5% 12/1/52 (e)	3,900,000	3,573,375
3.5% 12/1/52 (e)	2,350,000	2,153,188
3.5% 12/1/52 (e)	1,300,000	1,191,125
3.5% 12/1/52 (e)	5,800,000	5,314,250
3.5% 1/1/53 (e)	1,550,000	1,420,914
4% 12/1/52 (e)	3,450,000	3,264,563
4% 12/1/52 (e)	1,600,000	1,514,000
4% 12/1/52 (e)	5,450,000	5,157,063
4.5% 12/1/52 (e)	3,125,000	3,041,994
4.5% 12/1/52 (e)	4,050,000	3,942,424
4.5% 1/1/53 (e)	3,200,000	3,115,002
5% 12/1/52 (e)	1,300,000	1,294,312
5% 12/1/52 (e)	100,000	99,562
5% 12/1/52 (e)	700,000	696,937
5% 12/1/52 (e)	900,000	896,062
5% 12/1/52 (e)	600,000	597,375
5% 12/1/52 (e)	1,900,000	1,891,687
5.5% 12/1/52 (e)	1,700,000	1,719,391
5.5% 12/1/52 (e)	1,600,000	1,618,250
5.5% 12/1/52 (e)	500,000	505,703
6% 12/1/52 (e)	600,000	613,781
6% 12/1/52 (e)	600,000	613,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		210,865,441
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $401,197,371)		401,083,448

Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	320,180	193,891
Series 2019-1 Class A, 3.844% 5/15/39 (b)	403,798	268,219
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,018,115	723,964
Class B, 4.458% 10/16/39 (b)(g)	220,258	101,218
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,199,181	953,321
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,356,525	1,837,539
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,539,399	1,426,056
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	365,000	357,815
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(d)	869,000	842,111
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (b)(c)(d)	1,972,000	1,905,788
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	1,188,000	1,151,642
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(d)	992,000	957,764
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 5.4247% 4/30/31 (b)(c)(d)	1,700,000	1,666,631
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	321,821	258,273
Class B, 4.335% 1/16/40 (b)	138,939	59,844
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(d)	1,101,000	1,076,465
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (b)(c)(d)	657,000	635,208
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(d)	1,286,000	1,250,326
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(d)	1,808,000	1,733,416
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(d)	1,398,000	1,350,862
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(d)	460,000	447,306
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(d)	860,000	833,003
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (b)(c)(d)	1,437,000	1,391,906
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(d)	1,680,000	1,649,140
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (b)(c)(d)	1,857,000	1,819,102
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(d)	1,299,000	1,256,013
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,011,686	1,646,499
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(d)	1,331,358	1,309,900
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	738,889	623,261
Class B, 5.095% 4/15/39 (b)	488,890	361,788
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	329,450	288,281
Series 2021-1A Class A, 3.474% 1/15/46 (b)	334,219	282,422
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	1,037,000	1,008,677
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(d)	1,721,000	1,653,353
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	838,000	808,223
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	1,199,000	1,154,108
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(d)	1,364,000	1,314,683
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(d)	1,620,000	1,564,099
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	1,758,000	1,686,799
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(d)	2,220,000	2,159,119
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	455,295	411,667
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(d)	969,000	933,876
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	875,000	846,896
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(d)	1,259,000	1,235,709
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(d)	900,000	877,723
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(d)	1,156,000	1,118,220
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(d)	707,000	682,792
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	610,000	596,727
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(d)	1,578,000	1,531,197
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(d)	350,000	340,948
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(d)	902,000	873,040
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(d)	1,250,000	1,216,069
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(d)	1,956,000	1,903,607
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	375,698	305,893
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	463,062	361,186
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(d)	960,000	924,887
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(d)	2,253,000	2,154,132
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(d)	820,000	802,647
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (b)(c)(d)	899,477	887,567
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(d)	1,690,000	1,644,818
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(d)	1,540,000	1,485,034
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(d)	923,000	899,085
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (b)(c)(d)	364,000	352,665
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(d)	305,000	295,673
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	1,565,000	1,516,920
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (b)(c)(d)	1,158,000	1,123,323
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(d)	1,132,000	1,095,264
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(d)	1,480,000	1,448,091
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(d)	1,391,000	1,368,128
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(d)	1,254,000	1,218,849
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,918,080	1,790,965
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	941,380	773,617
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,117,385	969,154
Class A2II, 4.008% 12/5/51 (b)	998,980	781,727
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	859,035	660,768
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(d)	1,717,000	1,671,410
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(d)	1,862,000	1,809,149
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	976,408	735,360
Class B, 4.335% 3/15/40 (b)	233,783	136,674
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,139,629
1.884% 7/15/50 (b)	498,000	437,969
2.328% 7/15/52 (b)	381,000	317,871
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(d)	278,803	274,621
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(d)	1,936,000	1,882,535
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 5.4837% 4/18/33 (b)(c)(d)	3,000,000	2,939,433
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (b)(c)(d)	777,000	762,211
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (b)(c)(d)	1,453,000	1,405,528
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	1,903,000	1,845,153
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	721,917	545,502
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,405,834	1,062,276
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (b)(c)	204,978	189,685
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(d)	1,578,000	1,572,504
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(d)	1,290,000	1,263,187
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(d)	851,000	825,953
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	1,736,000	1,676,733
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(d)	860,000	832,407
TOTAL ASSET-BACKED SECURITIES (Cost $107,358,783)		100,762,689

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	466,750	443,427
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	471,708	452,880
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	728,600	686,241
CFMT Series 2022-HB10 Class A, 3.5% 11/25/35 (b)	1,500,000	1,421,984
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	388,214	327,963
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	460,052	415,187
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	472,253	428,758
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	380,186	332,714
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	757,989	694,289
TOTAL PRIVATE SPONSOR		5,203,443
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.62% 4/25/24 (c)(d)	2,954	2,931
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 4.9961% 8/25/31 (c)(d)	2,619	2,651
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (c)(d)	292	293
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (c)(d)	549	556
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (c)(d)	1,210	1,224
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (c)(d)	765	773
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (c)(d)	279	280
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 4.4661% 11/25/32 (c)(d)	17,048	17,027
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.0161% 11/25/32 (c)(d)	1,185	1,199
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (c)(h)(i)	10,700	1,654
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (c)(h)(i)	7,507	759
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 4.9461% 6/25/36 (c)(d)	221,236	222,520
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	630	629
Series 1996-28 Class PK, 6.5% 7/25/25	282	281
Series 1999-17 Class PG, 6% 4/25/29	3,127	3,170
Series 1999-32 Class PL, 6% 7/25/29	3,676	3,732
Series 1999-33 Class PK, 6% 7/25/29	2,708	2,748
Series 2001-52 Class YZ, 6.5% 10/25/31	486	502
Series 2003-28 Class KG, 5.5% 4/25/23	265	266
Series 2003-70 Class BJ, 5% 7/25/33	17,237	17,153
Series 2005-64 Class PX, 5.5% 6/25/35	20,113	20,480
Series 2005-68 Class CZ, 5.5% 8/25/35	245,922	249,883
Series 2005-81 Class PC, 5.5% 9/25/35	6,198	6,358
Series 2006-12 Class BO 10/25/35 (j)	8,628	7,407
Series 2006-15 Class OP 3/25/36 (j)	10,405	8,760
Series 2006-45 Class OP 6/25/36 (j)	3,236	2,570
Series 2006-62 Class KP 4/25/36 (j)	5,047	4,130
Series 2010-118 Class PB, 4.5% 10/25/40	175,024	173,432
Series 2012-149:
Class DA, 1.75% 1/25/43	61,104	55,645
Class GA, 1.75% 6/25/42	65,714	59,452
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	614	628
Series 1999-25 Class Z, 6% 6/25/29	3,051	3,065
Series 2001-20 Class Z, 6% 5/25/31	3,487	3,548
Series 2001-31 Class ZC, 6.5% 7/25/31	1,866	1,894
Series 2002-16 Class ZD, 6.5% 4/25/32	1,354	1,401
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (c)(h)(i)	3,552	148
Series 2003-117 Class MD, 5% 12/25/23	5,309	5,337
Series 2004-52 Class KZ, 5.5% 7/25/34	85,307	86,000
Series 2004-91 Class Z, 5% 12/25/34	189,066	188,181
Series 2005-117 Class JN, 4.5% 1/25/36	19,808	19,656
Series 2005-14 Class ZB, 5% 3/25/35	58,199	57,932
Series 2006-72 Class CY, 6% 8/25/26	22,382	22,979
Series 2009-59 Class HB, 5% 8/25/39	103,487	103,713
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	4,516	160
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (c)(h)(i)	5,034	688
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (c)(h)(i)	2,706	334
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (c)(i)	28	28
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (c)(h)(i)	672	84
Series 2005-72 Class ZC, 5.5% 8/25/35	41,572	42,202
Series 2005-79 Class ZC, 5.9% 9/25/35	24,130	24,486
Series 2007-66 Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(i)	3,492	4,787
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (c)(h)(i)	17,602	1,874
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (c)(h)(i)	18,050	1,539
Class ZA, 4.5% 12/25/40	7,770	7,791
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	42,355	1,172
Series 2010-150 Class ZC, 4.75% 1/25/41	75,916	75,427
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 4.9361% 3/25/36 (c)(d)	148,310	150,041
Series 2010-95 Class ZC, 5% 9/25/40	179,830	182,092
Series 2011-39 Class ZA, 6% 11/25/32	12,339	12,688
Series 2011-4 Class PZ, 5% 2/25/41	23,592	22,787
Series 2011-67 Class AI, 4% 7/25/26 (h)	13,004	376
Series 2011-83 Class DI, 6% 9/25/26 (h)	16	0
Series 2012-100 Class WI, 3% 9/25/27 (h)	37,935	1,759
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (c)(h)(i)	4,902	41
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (c)(h)(i)	3,855	48
Series 2013-133 Class IB, 3% 4/25/32 (h)	13,988	459
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (c)(h)(i)	11,100	1,209
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (c)(h)(i)	14,809	1,288
Series 2015-42 Class IL, 6% 6/25/45 (h)	75,277	13,320
Series 2015-70 Class JC, 3% 10/25/45	82,968	78,565
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	41,561	7,518
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 2.1839% 10/25/47 (c)(h)(i)	333,344	39,309
Series 2018-45 Class GI, 4% 6/25/48 (h)	456,999	85,856
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	2,651	442
Series 343 Class 16, 5.5% 5/25/34 (h)	2,481	417
Series 348 Class 14, 6.5% 8/25/34 (c)(h)	1,694	340
Series 351 Class 13, 6% 3/25/34 (h)	1,547	290
Series 384 Class 6, 5% 7/25/37 (h)	10,453	1,808
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (c)(d)	215	216
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	335	338
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (c)(d)	297	300
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (c)(d)	564	568
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	182	183
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.2731% 11/15/32 (c)(d)	3,713	3,698
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 4.7731% 2/15/33 (c)(d)	59,325	59,868
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.2731% 3/15/34 (c)(d)	85,467	85,017
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (c)(d)	13,165	13,095
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,951	4,016
Series 2101 Class PD, 6% 11/15/28	1,878	1,908
Series 2121 Class MG, 6% 2/15/29	1,602	1,628
Series 2131 Class BG, 6% 3/15/29	11,475	11,673
Series 2137 Class PG, 6% 3/15/29	1,809	1,840
Series 2154 Class PT, 6% 5/15/29	3,077	3,130
Series 2162 Class PH, 6% 6/15/29	619	628
Series 2520 Class BE, 6% 11/15/32	5,298	5,467
Series 2693 Class MD, 5.5% 10/15/33	11,706	11,817
Series 2802 Class OB, 6% 5/15/34	11,731	11,960
Series 2996 Class MK, 5.5% 6/15/35	3,515	3,573
Series 3002 Class NE, 5% 7/15/35	12,498	12,558
Series 3110 Class OP 9/15/35 (j)	3,252	2,963
Series 3119 Class PO 2/15/36 (j)	12,346	9,918
Series 3123 Class LO 3/15/36 (j)	6,830	5,524
Series 3189 Class PD, 6% 7/15/36	10,394	10,800
Series 3258 Class PM, 5.5% 12/15/36	4,630	4,744
Series 3415 Class PC, 5% 12/15/37	38,159	38,025
Series 3806 Class UP, 4.5% 2/15/41	23,471	23,332
Series 3832 Class PE, 5% 3/15/41	47,371	47,608
Series 3857 Class ZP, 5% 5/15/41	302,596	307,948
Series 4135 Class AB, 1.75% 6/15/42	48,086	43,762
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	4,662	4,823
Series 2004-2862 Class NE, 5% 9/15/24	10,122	10,174
Series 2135 Class JE, 6% 3/15/29	788	802
Series 2145 Class MZ, 6.5% 4/15/29	11,516	11,707
Series 2274 Class ZM, 6.5% 1/15/31	1,149	1,165
Series 2281 Class ZB, 6% 3/15/30	2,213	2,248
Series 2303 Class ZV, 6% 4/15/31	6,802	6,930
Series 2357 Class ZB, 6.5% 9/15/31	18,625	19,126
Series 2502 Class ZC, 6% 9/15/32	2,149	2,217
Series 2519 Class ZD, 5.5% 11/15/32	3,280	3,354
Series 2546 Class MJ, 5.5% 3/15/23	70	70
Series 2601 Class TB, 5.5% 4/15/23	38	38
Series 2877 Class ZD, 5% 10/15/34	235,424	234,317
Series 2998 Class LY, 5.5% 7/15/25	3,471	3,552
Series 3007 Class EW, 5.5% 7/15/25	8,668	8,856
Series 3871 Class KB, 5.5% 6/15/41	62,482	64,995
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (c)(h)(i)	3,607	337
Series 2013-4281 Class AI, 4% 12/15/28 (h)	11,596	259
Series 2017-4683 Class LM, 3% 5/15/47	108,056	102,356
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 2.3269% 8/15/47 (c)(h)(i)	168,556	19,193
Series 2933 Class ZM, 5.75% 2/15/35	53,259	54,897
Series 2935 Class ZK, 5.5% 2/15/35	43,457	44,788
Series 2947 Class XZ, 6% 3/15/35	21,009	21,754
Series 2996 Class ZD, 5.5% 6/15/35	36,114	37,143
Series 3237 Class C, 5.5% 11/15/36	50,584	51,153
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (c)(h)(i)	15,690	1,887
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (c)(h)(i)	23,766	3,265
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (c)(h)(i)	33,299	4,184
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (c)(h)(i)	10,780	1,198
Series 3843 Class PZ, 5% 4/15/41	289,209	293,710
Series 3949 Class MK, 4.5% 10/15/34	8,770	8,711
Series 4055 Class BI, 3.5% 5/15/31 (h)	14,735	459
Series 4314 Class AI, 5% 3/15/34 (h)	4,758	169
Series 4427 Class LI, 3.5% 2/15/34 (h)	41,087	2,628
Series 4471 Class PA 4% 12/15/40	43,743	42,756
target amortization class Series 2156 Class TC, 6.25% 5/15/29	1,486	1,527
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (c)(d)	169	170
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,306	1,324
Series 2056 Class Z, 6% 5/15/28	3,163	3,213
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	223,435	215,750
Series 4386 Class AZ, 4.5% 11/15/40	105,662	103,442
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (c)(h)(i)	6,575	742
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 4.4386% 7/20/37 (c)(d)	47,549	47,331
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 4.4186% 1/20/38 (c)(d)	12,358	12,289
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 4.7986% 8/20/38 (c)(d)	68,755	69,461
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 4.8386% 9/20/38 (c)(d)	50,109	50,699
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 4.4866% 11/16/39 (c)(d)	60,836	60,725
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 4.4166% 12/16/39 (c)(d)	38,280	38,120
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (c)(d)(f)	77,732	77,127
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (c)(d)(f)	517,895	510,886
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (c)(d)(f)	653,590	645,192
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (c)(d)(f)	505,730	499,154
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (c)(d)(f)	268,277	265,081
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (c)(d)(f)	273,295	270,912
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (c)(d)(f)	242,906	240,573
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (c)(d)(f)	325,028	321,945
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (c)(d)(f)	229,350	227,146
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(f)	371,105	367,782
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(f)	274,577	272,012
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (c)(d)(f)	317,234	314,595
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (c)(d)(f)	106,541	105,633
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (c)(d)(f)	346,301	343,738
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.3386% 8/20/42 (c)(d)	50,064	49,152
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (c)(d)(f)	339,633	337,505
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (c)(d)(f)	197,590	196,432
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (c)(d)(f)	307,812	305,494
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (c)(d)(f)	149,698	148,321
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (c)(d)(f)	2,869	2,833
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (c)(d)(f)	20,188	20,072
Class FD, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (c)(d)(f)	53,131	52,968
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (c)(d)(f)	24,530	24,351
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (c)(d)(f)	119,784	119,121
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (c)(d)(f)	82,804	82,066
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 3.4427% 3/20/65 (c)(d)(f)	437	431
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 3.4227% 5/20/63 (c)(d)(f)	3,646	3,564
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 3.3427% 4/20/63 (c)(d)(f)	5,373	5,273
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (c)(d)(f)	1,959	1,919
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (c)(i)	65,476	56,737
Series 2010-31 Class BP, 5% 3/20/40	276,862	278,282
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	20,158	1,463
Series 2011-68 Class EC, 3.5% 4/20/41	29,700	28,768
Series 2016-69 Class WA, 3% 2/20/46	53,510	50,023
Series 2017-134 Class BA, 2.5% 11/20/46	72,473	65,528
Series 2017-153 Class GA, 3% 9/20/47	144,276	132,814
Series 2017-182 Class KA, 3% 10/20/47	110,458	101,913
Series 2018-13 Class Q, 3% 4/20/47	142,643	133,538
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	18,525	18,311
Series 2010-160 Class DY, 4% 12/20/40	134,467	131,127
Series 2010-170 Class B, 4% 12/20/40	29,879	29,137
Series 2011-69 Class GX, 4.5% 5/16/40	322,502	326,962
Series 2014-H04 Class HA, 2.75% 2/20/64 (f)	389,927	381,177
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	21,137	21,073
Series 2017-139 Class BA, 3% 9/20/47	250,473	226,665
Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	635,237	612,467
Series 2004-22 Class M1, 5.5% 4/20/34	80,721	86,588
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (c)(h)(i)	3,887	318
Series 2010-116 Class QB, 4% 9/16/40	10,292	10,048
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (c)(h)(i)	25,466	1,689
Series 2010-169 Class Z, 4.5% 12/20/40	366,004	332,190
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (c)(d)(f)	39,080	38,592
Series 2010-H16 Class BA, 3.55% 7/20/60 (f)	62,483	60,814
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	7,803	7,750
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (c)(h)(i)	12,451	1,250
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (c)(h)(i)	14,467	1,499
Series 2013-149 Class MA, 2.5% 5/20/40	109,700	104,736
Series 2013-H01 Class FA, 1.65% 1/20/63 (f)	35	30
Series 2013-H04 Class BA, 1.65% 2/20/63 (f)	592	572
Series 2013-H08 Class MA, 3% 3/20/63 (f)	3,633	3,397
Series 2014-2 Class BA, 3% 1/20/44	270,947	249,561
Series 2014-21 Class HA, 3% 2/20/44	99,334	91,693
Series 2014-25 Class HC, 3% 2/20/44	169,805	156,583
Series 2014-5 Class A, 3% 1/20/44	147,510	135,952
Series 2015-H13 Class HA, 2.5% 8/20/64 (f)	1,291	1,212
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(f)	15,533	14,887
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.317% 5/20/66 (c)(d)(f)	829,049	826,379
Series 2017-186 Class HK, 3% 11/16/45	145,789	134,625
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (c)(d)(f)	1,024,091	1,018,737
Series 2090-118 Class XZ, 5% 12/20/39	1,020,901	1,035,392
TOTAL U.S. GOVERNMENT AGENCY		17,244,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,207,868)		22,447,491

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	1,005,000	968,079
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (b)(c)(d)	190,000	181,054
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (b)(c)(d)	136,000	128,167
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,387,882
Class ANM, 3.112% 11/5/32 (b)	778,000	719,498
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	116,468
Class CNM, 3.8425% 11/5/32 (b)(c)	100,000	83,492
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	115,651
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	143,045
Series 2019-B12 Class XA, 1.1696% 8/15/52 (c)(h)	7,826,336	331,202
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(h)	4,543,735	146,969
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(d)	760,000	749,505
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	3,387,000	3,295,737
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (b)(c)(d)	900,000	843,045
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	1,794,000	1,711,938
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(d)	268,000	251,668
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (b)(c)(d)	359,000	334,429
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (b)(c)(d)	349,000	320,860
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (b)(c)(d)	1,213,000	1,114,438
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	2,757,585	2,645,366
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (b)(c)(d)	718,111	677,668
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (b)(c)(d)	718,111	671,515
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (b)(c)(d)	718,111	663,911
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (b)(c)(d)	201,600	174,023
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (b)(c)(d)	614,000	589,966
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (b)(c)(d)	406,000	386,028
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (b)(c)(d)	426,000	397,408
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(d)	534,650	521,866
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (b)(c)(d)	672,350	653,945
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (b)(c)(d)	1,375,300	1,325,016
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (b)(c)(d)	4,313,750	4,159,048
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 4.464% 9/15/34 (b)(c)(d)	400,000	381,200
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	943,000	938,864
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(d)	1,730,894	1,681,542
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(d)	882,063	843,244
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (b)(c)(d)	199,390	188,458
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (b)(c)(d)	167,108	156,742
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	814,000	792,241
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	1,426,244	1,401,115
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (b)(c)(d)	100,000	97,867
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,863,446	1,605,305
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	580,000	563,223
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (b)(c)(d)	200,000	192,455
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	1,556,249	1,525,888
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (b)(c)(d)	306,684	296,616
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (b)(c)(d)	346,384	331,638
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (b)(c)(d)	17,006	15,803
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (b)(c)(d)	234,000	214,808
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1557% 4/10/48 (c)(h)	2,729,617	51,215
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	270,461
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	248,419
Series 2014-CR17 Class XA, 1.1106% 5/10/47 (c)(h)	1,381,460	13,321
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (c)(h)	2,243,061	21,004
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (b)(c)(d)	863,000	846,855
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(d)	839,000	815,722
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	403,633	360,268
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	563,383
Class B, 4.5349% 4/15/36 (b)	107,000	100,591
Class C, 4.9414% 4/15/36 (b)(c)	123,000	115,162
Class D, 4.9414% 4/15/36 (b)(c)	245,000	225,184
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 6.125% 12/15/30 (b)(c)(d)	1,296,000	1,230,672
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	2,537,000	2,420,167
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	788,763	758,606
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (b)(c)(d)	449,048	426,533
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(d)	330,929	314,336
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(d)	665,763	630,714
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	400,000	376,926
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (b)(c)(d)	1,003,242	983,578
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (b)(c)(d)	457,000	430,852
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	1,036,000	964,265
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (b)(c)(d)	160,000	147,970
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(d)	132,000	120,973
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (b)(c)(d)	1,686,000	1,669,099
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	444,548
Class CFX, 4.9498% 7/5/33 (b)	103,000	89,744
Class DFX, 5.3503% 7/5/33 (b)	159,000	137,079
Class EFX, 5.5423% 7/5/33 (b)(c)	218,000	185,900
Class XAFX, 1.2948% 7/5/33 (b)(c)(h)	2,000,000	7,559
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	3,426,000	3,322,955
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (b)(c)(d)	1,630,000	1,568,720
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (b)(c)(d)	913,000	876,388
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (b)(c)(d)	812,000	773,335
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	1,964,957	1,888,562
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (b)(c)(d)	331,261	313,813
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (b)(c)(d)	208,390	196,368
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (b)(c)(d)	289,976	272,521
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (b)(c)(d)	253,606	237,705
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.125% 8/15/33 (b)(c)(d)	501,600	472,736
Class C, 1 month U.S. LIBOR + 1.500% 5.375% 8/15/33 (b)(c)(d)	1,208,000	1,136,975
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,576,073
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	363,990
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	246,000	222,050
Class C, 3.283% 11/10/36 (b)(c)	235,000	204,635
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (b)(c)(d)	444,000	433,551
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(d)	88,682	88,023
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (b)(c)(d)	457,000	429,339
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (b)(c)(d)	237,000	220,970
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	1,701,000	1,625,331
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (b)(c)(d)	974,000	922,740
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (b)(c)(d)	605,000	570,128
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(d)	398,000	374,062
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1862% 12/15/50 (c)(h)	1,316,212	46,801
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	186,673	186,411
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,074,163
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	68,903
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (b)(c)(d)	953,000	898,508
Series 2017-C42 Class XA, 1.0068% 12/15/50 (c)(h)	3,566,109	123,733
Series 2018-C46 Class XA, 1.1006% 8/15/51 (c)(h)	2,843,855	78,128
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	321,335
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1633% 8/15/47 (c)(h)	826,161	11,152
Series 2014-LC14 Class XA, 1.416% 3/15/47 (c)(h)	1,043,795	9,835
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $77,292,642)		72,916,941

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	111,528
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,434,016
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,675,180
TOTAL MUNICIPAL SECURITIES (Cost $4,504,293)		4,220,724

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (k)	685,010	181,185
1% 7/9/29	75,245	19,564
1.5% 7/9/35 (k)	1,254,989	304,335
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,018,725
5.95% 1/25/27 (b)	2,850,000	2,771,269
6% 7/19/28 (b)	550,000	529,375
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	759,336
Indonesian Republic 4.2% 10/15/50	2,100,000	1,730,106
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	543,681
4.5% 4/22/60 (b)	390,000	342,713
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,263,163
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,187,075)		9,463,452

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,399,524)	1,400,000	1,380,764

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	401,000	386,224
Regions Bank 6.45% 6/26/37	250,000	260,228
TOTAL BANK NOTES (Cost $696,909)		646,452

Fixed-Income Funds - 18.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (l)	5,310,347	40,040,015
Fidelity Floating Rate Central Fund (l)	1,246,668	119,081,698
Fidelity International Credit Central Fund (l)	618,954	50,401,457
Fidelity Specialized High Income Central Fund (l)	1,541,675	128,806,983
TOTAL FIXED-INCOME FUNDS (Cost $382,196,407)		338,330,153

Money Market Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (m) (Cost $145,075,957)	145,047,692	145,076,702

TOTAL INVESTMENT IN SECURITIES - 115.0% (Cost $2,289,436,310)	2,090,826,601
NET OTHER ASSETS (LIABILITIES) - (15.0)% (n)(o)	(272,641,412)
NET ASSETS - 100.0%	1,818,185,189

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(2,850,000)	(2,419,957)
2% 12/1/52	(950,000)	(806,652)
2% 12/1/52	(3,000,000)	(2,547,323)
2% 12/1/52	(2,100,000)	(1,783,126)
2% 12/1/52	(1,800,000)	(1,528,394)
2% 12/1/52	(4,400,000)	(3,736,074)
2% 12/1/52	(1,450,000)	(1,231,206)
2% 12/1/52	(1,450,000)	(1,231,206)
2.5% 12/1/52	(1,450,000)	(1,272,196)
2.5% 12/1/52	(2,900,000)	(2,544,392)
2.5% 12/1/52	(2,900,000)	(2,544,392)
2.5% 12/1/52	(1,450,000)	(1,272,196)
2.5% 12/1/52	(1,900,000)	(1,667,016)
2.5% 12/1/52	(950,000)	(833,508)
2.5% 12/1/52	(950,000)	(833,508)
2.5% 12/1/52	(2,850,000)	(2,500,523)
3% 12/1/52	(3,350,000)	(3,021,484)
3% 12/1/52	(2,000,000)	(1,803,871)
3.5% 12/1/52	(5,100,000)	(4,731,345)

TOTAL GINNIE MAE		(38,308,369)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(900,000)	(786,589)
1.5% 12/1/37	(3,500,000)	(3,058,957)
1.5% 12/1/52	(4,250,000)	(3,301,405)
2% 12/1/37	(600,000)	(538,988)
2% 12/1/37	(3,000,000)	(2,694,938)
2% 12/1/37	(5,000,000)	(4,491,563)
2% 12/1/37	(1,500,000)	(1,347,469)
2% 12/1/52	(3,950,000)	(3,248,628)
2% 12/1/52	(7,850,000)	(6,456,134)
2% 12/1/52	(1,950,000)	(1,603,753)
2% 12/1/52	(1,950,000)	(1,603,753)
2% 12/1/52	(400,000)	(328,975)
2% 12/1/52	(1,950,000)	(1,603,753)
2% 12/1/52	(7,900,000)	(6,497,256)
2% 12/1/52	(7,900,000)	(6,497,256)
2% 12/1/52	(6,400,000)	(5,263,600)
2% 12/1/52	(3,950,000)	(3,248,628)
2% 12/1/52	(300,000)	(246,731)
2% 12/1/52	(1,100,000)	(904,681)
2.5% 12/1/37	(2,400,000)	(2,216,625)
2.5% 12/1/37	(800,000)	(738,875)
2.5% 12/1/37	(450,000)	(415,617)
2.5% 12/1/37	(2,750,000)	(2,539,883)
2.5% 12/1/52	(7,000,000)	(5,981,718)
2.5% 12/1/52	(2,300,000)	(1,965,422)
2.5% 12/1/52	(1,600,000)	(1,367,250)
2.5% 12/1/52	(2,300,000)	(1,965,422)
2.5% 12/1/52	(2,500,000)	(2,136,328)
2.5% 12/1/52	(1,900,000)	(1,623,609)
2.5% 12/1/52	(900,000)	(769,078)
3% 12/1/52	(900,000)	(796,711)
3% 12/1/52	(1,200,000)	(1,062,281)
3% 12/1/52	(800,000)	(708,188)
3% 12/1/52	(1,650,000)	(1,460,637)
3.5% 12/1/52	(1,550,000)	(1,420,188)
3.5% 12/1/52	(300,000)	(274,875)
4.5% 12/1/52	(3,200,000)	(3,115,002)
5% 12/1/52	(100,000)	(99,562)
5% 12/1/52	(600,000)	(597,375)
5% 12/1/52	(300,000)	(298,687)
5% 12/1/52	(700,000)	(696,937)
5% 12/1/52	(500,000)	(497,812)
5% 12/1/52	(100,000)	(99,562)
5% 12/1/52	(700,000)	(696,937)
5% 12/1/52	(900,000)	(896,062)
5.5% 12/1/52	(1,150,000)	(1,163,117)
5.5% 12/1/52	(300,000)	(303,422)
6% 12/1/52	(500,000)	(511,484)
6% 12/1/52	(100,000)	(102,297)
6% 12/1/52	(600,000)	(613,781)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(90,857,801)

TOTAL TBA SALE COMMITMENTS (Proceeds $127,426,061)		(129,166,170)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	69	Mar 2023	14,169,797	39,412	39,412

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	105	Mar 2023	11,917,500	(95,038)	(95,038)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	25	Mar 2023	2,714,258	(16,447)	(16,447)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	114	Mar 2023	14,478,000	(153,880)	(153,880)

TOTAL SOLD					(265,365)

TOTAL FUTURES CONTRACTS					(225,953)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,370,000	23,536	(31)	23,505
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	310,000	4,241	(1,054)	3,187
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	560,000	7,661	(1,714)	5,947
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	100,000	1,368	(1,472)	(104)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,651	(3,764)	887
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	170,000	2,326	(1,525)	801
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	13,954	(21,096)	(7,142)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	4,104	1,714	5,818
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	510,000	6,977	(6,079)	898
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660,000	9,029	(12,634)	(3,605)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	10,000	137	26	163
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	2,326	(209)	2,117
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	2,326	(2,382)	(56)
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	580,000	7,935	(9,958)	(2,023)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	270,000	3,694	(1,456)	2,238
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	170,000	2,326	(2,372)	(46)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	400,000	5,472	(2,749)	2,723
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,788	(2,504)	2,284
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	340,000	4,651	(3,225)	1,426
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	420,000	5,746	(5,703)	43
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	80,000	1,094	429	1,523

TOTAL CREDIT DEFAULT SWAPS						118,342	(77,758)	40,584

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	6,276,000	(57,020)	0	(57,020)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	946,000	(7,803)	0	(7,803)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	347,000	(3,186)	0	(3,186)
TOTAL INTEREST RATE SWAPS							(68,009)	0	(68,009)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,710,907 or 14.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Includes $761,322 of cash collateral to cover margin requirements for futures contracts.
(o)	Includes $122,850 of cash collateral segregated for bi-lateral over-the-counter (OTC) swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	87,521,297	200,331,088	142,775,683	968,616	-	-	145,076,702	0.3%
Fidelity Emerging Markets Debt Central Fund	39,645,062	531,462	-	531,462	-	(136,509)	40,040,015	1.8%
Fidelity Floating Rate Central Fund	118,573,646	2,158,619	-	2,158,619	-	(1,650,567)	119,081,698	5.0%
Fidelity International Credit Central Fund	52,040,145	435,559	-	435,559	-	(2,074,247)	50,401,457	13.8%
Fidelity Securities Lending Cash Central Fund 3.86%	47,988,270	212,715,708	260,703,978	11,065	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,572,572	1,529,412	-	1,529,412	-	(295,001)	128,806,983	38.3%
Total	473,340,992	417,701,848	403,479,661	5,634,733	-	(4,156,324)	483,406,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.